Leases (Details) - Properties	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Number of property leases (in Properties)	3	2
Lease term	3 years	2 years
Renewal lease term	3 years